Debt - Long-term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2015
Long-term debt
Principal amount	$ 1,555,000,000	$ 1,671,000,000
Unamortized discount and debt issuance costs	45,000,000	47,000,000
Total long-term debt	1,510,000,000	1,624,000,000
Current portion of long-term debt	8,000,000	19,000,000
Long-term debt, net	1,502,000,000	1,605,000,000
Long-term debt maturities
Scheduled principal payments 2020	8,000,000
Scheduled principal payments 2022	$ 83,000,000
6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Redemption price, percentage	100.00%
Principal amount	$ 544,000,000	544,000,000
Unamortized discount and debt issuance costs	13,000,000	14,000,000
Long term debt	$ 531,000,000	530,000,000
6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Principal amount	$ 342,000,000	342,000,000
Unamortized discount and debt issuance costs	11,000,000	11,000,000
Long term debt	$ 331,000,000	331,000,000
7.25% 2063 Senior Notes
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 275,000,000	275,000,000
Unamortized discount and debt issuance costs	10,000,000	10,000,000
Long term debt	$ 265,000,000	265,000,000
7.25% 2064 Senior Notes
Long-term debt
Interest rate on debt	7.25%
Principal amount	$ 300,000,000	300,000,000
Unamortized discount and debt issuance costs	10,000,000	10,000,000
Long term debt	$ 290,000,000	290,000,000
Callable Notes
Long-term debt
Redemption price, percentage	100.00%
U.S. Cellular Term loan facility
Long-term debt
Principal amount	$ 83,000,000	191,000,000	$ 225,000,000
Unamortized discount and debt issuance costs	1,000,000	1,000,000
Long term debt	82,000,000	190,000,000
Finance lease obligations
Long-term debt
Principal amount	4,000,000	5,000,000
Unamortized discount and debt issuance costs	0	0
Finance lease obligations	4,000,000	5,000,000
Installment payment agreement
Long-term debt
Principal amount	7,000,000	14,000,000
Unamortized discount and debt issuance costs	0	1,000,000
Long term debt	7,000,000	$ 13,000,000
Maximum
Long-term debt maturities
Scheduled principal payments 2021	1,000,000
Scheduled principal payments 2023	1,000,000
Scheduled principal payments 2024	$ 1,000,000
Treasury Rate | 6.7% Senior Notes
Long-term debt
Contractual spread	0.30%